Operations - Additional Information (Detail) (Gen-Probe Incorporated [Member], USD $) In Billions, unless otherwise specified	Sep. 24, 2012
Gen-Probe Incorporated [Member]
Nature Of Operations [Line Items]
Debt obtained by the Company to finance the acquisition	$ 3.5